Activity of Non-Vested Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Nonvested common stock options, beginning balance	673,833	872,373	881,600
Common stock options granted		205,000	184,600
Common stock options vested	(592,433)	(383,208)	(189,861)
Common stock options forfeited		(20,332)	(3,966)
Nonvested common stock options, ending balance	81,400	673,833	872,373
Weighted Average Exercise Price Per Share
Nonvested common stock options, beginning balance	$ 6.59	$ 5.41	$ 5.72
Common stock options granted		9.52	3.57
Common stock options vested	6.29	5.47	5.11
Common stock options forfeited		3.62	3.00
Nonvested common stock options, ending balance	$ 7.62	$ 6.59	$ 5.41